Private Warrants - Additional Information (Details) - LGL SYSTEMS ACQUISITION CORP [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Private Warrants (Details) [Line Items]
Purchase price	$ 1.00
Sponsor [Member]
Private Warrants (Details) [Line Items]
Aggregate amount of purchased shares (in Shares)	5,200,000	5,200,000
Aggregate amount of purchased value (in Dollars)	$ 5,200,000	$ 5,200,000
Private warrants, description	Each Private Warrant is exercisable to purchase one share of Class A common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 7).	Each Private Warrant is exercisable to purchase one share of Class A common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 7).
Warrants [Member]
Private Warrants (Details) [Line Items]
Purchase price		$ 1.00
Class A Common Stock [Member] | Warrants [Member]
Private Warrants (Details) [Line Items]
Purchase price	$ 11.50